Other Income - Summary Of Other Income (Parenthetical) (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Other Income [Line Items]
Revenue from government grants	$ 909	$ 1,176